Segment reporting - Segment as Adjusted EBITDA (Details) - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disclosure of operating segments [line items]
Profit for the period	€ 66.6	€ 57.6	€ 144.0	€ 147.4
Taxation	14.9	12.8	32.9	33.3
Net financing costs	32.5	23.2	82.4	74.2
Depreciation & amortization	26.5	29.6	76.7	79.9
Exceptional items	€ 3.9	16.9	€ 26.8	€ 48.9
Key management personnel of entity or parent
Disclosure of operating segments [line items]
Dilutive effect of restricted share awards on number of ordinary shares (in shares)	26,565		26,565	20,000
Material reconciling items
Disclosure of operating segments [line items]
Exceptional items	€ 3.9	16.9	€ 26.8	€ 48.9
Other add-backs	(3.9)	2.6	(6.0)	8.4
Adjusted EBITDA	€ 140.5	€ 142.7	€ 356.8	€ 392.1